SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Indefinite-Lived Intangible Assets (Details) - USD ($)		3 Months Ended				12 Months Ended
	Oct. 01, 2023	Dec. 31, 2024	Sep. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 01, 2024	Mar. 31, 2024
Goodwill [Line Items]
Goodwill impairment						$ 0	$ 9,000,000	$ 86,748,000
Carrying amount of goodwill for which excess of fair value over carrying value is less than 20%		$ 0				0
Impairment charges on indefinite-lived intangible assets	$ 79,900,000		$ 7,600,000
Intangible assets with indefinite lives		345,451,000				345,451,000	$ 373,455,000
Carrying amount of indefinite-lived intangible assets for which excess of fair value over carrying value is less than 20%		$ 16,200,000				$ 16,200,000
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]						Amortization of intangibles
Discount Rate | Indefinite-lived Intangible Assets | Minimum
Goodwill [Line Items]
Indefinite-lived impairment measurement input (as a percent)		12.50%				12.50%	15.00%
Discount Rate | Indefinite-lived Intangible Assets | Maximum
Goodwill [Line Items]
Indefinite-lived impairment measurement input (as a percent)		14.50%				14.50%	17.00%
Discount Rate | Trade names
Goodwill [Line Items]
Indefinite-lived impairment measurement input (as a percent)	15.50%	14.00%	16.00%			14.00%
Royalty Rate | Indefinite-lived Intangible Assets | Minimum
Goodwill [Line Items]
Measurement input (as a percent)		0.02				0.02	0.02
Royalty Rate | Indefinite-lived Intangible Assets | Maximum
Goodwill [Line Items]
Measurement input (as a percent)		0.08				0.08	0.08
Royalty Rate | Trade names
Goodwill [Line Items]
Indefinite-lived impairment measurement input (as a percent)	6.00%	2.50%	8.00%			2.50%
Mosaic Group
Goodwill [Line Items]
Goodwill impairment			$ 9,000,000.0		$ 86,700,000
Mosaic Group | Discount Rate
Goodwill [Line Items]
Goodwill measurement input (as a percent)	16.00%
Roofing
Goodwill [Line Items]
Goodwill impairment				$ 26,000,000
Digital
Goodwill [Line Items]
Goodwill impairment							$ 0
Digital | Discount Rate
Goodwill [Line Items]
Goodwill measurement input (as a percent)	15.50%	14.50%				14.50%
Ads and Leads | Discount Rate
Goodwill [Line Items]
Goodwill measurement input (as a percent)		13.00%				13.00%			12.50%
Services | Trade names
Goodwill [Line Items]
Impairment charges on indefinite-lived intangible assets		$ 2,600,000
Services | Discount Rate
Goodwill [Line Items]
Goodwill measurement input (as a percent)		14.00%				14.00%			13.50%
International | Discount Rate
Goodwill [Line Items]
Goodwill measurement input (as a percent)		15.00%				15.00%
Care.com
Goodwill [Line Items]
Goodwill impairment							0
Care.com | Discount Rate
Goodwill [Line Items]
Goodwill measurement input (as a percent)	16.00%	14.50%				14.50%			14.00%
Vivian Health | Discount Rate
Goodwill [Line Items]
Goodwill measurement input (as a percent)		23.00%				23.00%
Dotdash Meredith
Goodwill [Line Items]
Goodwill impairment							$ 0
Intangible assets with indefinite lives										$ 20,700,000